CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	$ 1,328,876	$ 2,167	$ 5,161
Operating costs and expenses:
Cost of revenue	(1,323,415)	(2,016)	(7,917)
Sales and marketing	(951)	(1,148)	(3,032)
General and administrative	(25,463)	(14,330)	(18,690)
Service development	(3,155)	(1,941)	(2,858)
Total operating expenses	(1,352,984)	(19,435)	(32,497)
Other operating income	300	534	39
Government grant		21	34
Other operating expenses	(14,686)	(273)	(582)
Net gain on disposal of cryptocurrencies	6,717		0
Impairment of cryptocurrencies	(31,757)		0
Changes in fair value of derivative instrument	3,696		0
Changes in fair value of contingent considerations	13,936		0
Impairment of property and equipment	(22,392)		0
Impairment of intangible assets	(56)		(26,909)
Impairment of goodwill			(19,200)
Operating loss from continuing operations	(68,350)	(16,986)	(73,954)
Other income, net	594	42	0
Interest income	56	242	1,308
Interest expense	(775)		0
Loss from equity method investments	(1,184)	(1,865)	(1,915)
Gain on previously held equity interest	5,500		0
Impairment of long-term investments	0	(4,787)	(1,372)
Gain from disposal of subsidiaries	234		0
Loss before income taxes from continuing operations	(63,925)	(23,354)	(75,933)
Income taxes benefits	359	30	1,083
Net loss from continuing operations	(63,566)	(23,324)	(74,850)
Loss from discontinued operations, net of income taxes	(2,224)	(8,779)	(20,009)
Loss on disposal of discontinued operations, net of income taxes	(6,697)		0
Net loss from discontinued operations, net of income taxes	(8,921)	(8,779)	(20,009)
Net loss	(72,487)	(32,103)	(94,859)
Net loss from continuing operations attributable to non-controlling interest	(11,792)		0
Net (loss) income from discontinued operations attributable to non-controlling interest	(179)	309	(438)
Less: Net (loss) income attributable to the non-controlling interest	(11,971)	309	(438)
Net loss	(60,516)	(32,412)	(94,421)
Other comprehensive (loss) income:
Share of other comprehensive (loss) income of an equity method investee	631	(177)	(578)
Reclassification into loss from equity method investments	131		0
Foreign currency translation (loss) gain	2,115	2,317	(384)
Other comprehensive (loss) income, net of tax	2,877	2,140	(962)
Comprehensive loss	(69,610)	(29,963)	(95,821)
Less: Comprehensive (loss) income attributable to non-controlling interest	(11,337)	309	(630)
Comprehensive loss attributable to BIT Mining Limited	$ (58,273)	$ (30,272)	$ (95,191)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations | $ / shares	$ (0.08)	$ (0.05)	$ (0.17)
Net income from discontinued operations | $ / shares	(0.01)	(0.02)	(0.05)
Net loss | $ / shares	(0.09)	(0.07)	(0.22)
Losses per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)-Basic and Diluted
Net loss from continuing operations | $ / shares	(0.83)	(0.54)	(1.75)
Net loss from discontinued operations | $ / shares	(0.14)	(0.21)	(0.46)
Net loss | $ / shares	$ (0.97)	$ (0.75)	$ (2.21)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic | shares	622,337,974	430,011,263	428,586,305
Diluted | shares	622,337,974	430,011,263	428,586,305